ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)				12 Months Ended
	Feb. 09, 2022 HKD ($) shares	Jul. 31, 2020 HKD ($) shares	Jun. 23, 2020 HKD ($) shares	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Feb. 09, 2022 $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 29, 2021 $ / shares	Sep. 16, 2021 $ / shares shares	Nov. 23, 2017	Dec. 29, 2016	Sep. 16, 2014
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		3,555,556	4,352,941
Number of shares issued, value | $		$ 1,600,000	$ 3,700,000	$ 2,279,190	$ 4,500,000
Sheng Ying Xin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage										100.00%	1.00%	60.22%
Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued, value | $		$ 440,000
Warrant exercise price | $ / shares							$ 0.25	$ 0.01	$ 0.01
Freight App Inc [Member] | Sheng Ying Xin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage						81.10%
Freight App Inc [Member] | Series A Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price | $ / shares						$ 1.50
Freight App Inc [Member] | Series B Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price | $ / shares						1.20
Freight App Inc [Member] | Series C Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price | $ / shares						0.75
Freight App Inc [Member] | Series D Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price | $ / shares						$ 1.125
Securities Purchase Agreement [Member] | Freight App Inc [Member] | Series A Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants						16,257,671
Securities Purchase Agreement [Member] | Freight App Inc [Member] | Series B Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants						16,257,671
Securities Purchase Agreement [Member] | Freight App Inc [Member] | Series C Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants						16,257,671
Securities Purchase Agreement [Member] | Freight App Inc [Member] | Series D Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants						16,257,671
Securities Purchase Agreement [Member] | ATW Opportunities Master Fund LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of warrants									650,000
Restricted Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | ATW Opportunities Master Fund LP [Member] | Freight App Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	2,333,333
Purchase of warrants						2,333,333
Number of shares issued, value | $	$ 3,500,000